Shareholder Report, Holdings (Details) - C000229231 [Member]	Jan. 31, 2025
SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Vanguard Short-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%